Accrued Expenses and Other Liabilities (Details Textual)	12 Months Ended
	Jun. 30, 2013 USD ($)		Jun. 30, 2013 CNY		Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY		Jun. 30, 2011 CNY		Jun. 30, 2013 Accrued Purchases [Member] USD ($)	Jun. 30, 2013 Accrued Purchases [Member] CNY
Present value of the defined benefit obligation	$ 56,623,000		347,518,000	[1]	$ 61,590,000	378,004,000	[1]	346,209,000	[1]
Fair value of plan assets	40,422,000		248,089,000	[1]	40,164,000	246,500,000	[1]	261,240,000	[1]
Defined Benefit Plan, Contributions by Employer	900,000		5,500,000		900,000	5,500,000
Contributions paid into the plan	3,000,000		18,200,000		2,300,000	14,000,000
Other Accrued Liabilities, Current	$ 31,407,000	[2]	192,764,000	[2]		83,270,000	[2]	91,000	[2]	$ 25,100,000	154,200,000

[1]	Movements and expenses for the period ended June 30, 2011 are not significant as PGW operations are only included from the date of acquisition.
[2]	Others mainly consist of accrued purchased amounting to RMB154.2 million ($25.1 million) as at June 30, 2013.